Capital Management - Summary of Breakdown of Reserves and Movements in Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Reserve [Line Items]
Reserves, Beginning balance	$ (1,448)	$ (30)	$ 119
Movement of other reserves	(8,360)	(1,418)	(149)
Reserves, Ending balance	$ (9,808)	$ (1,448)	$ (30)